Segment Data	12 Months Ended
Dec. 31, 2014
Segment Data

NOTE 13 – SEGMENT DATA

The Company’s reportable segments, which it believes best reflect how the Company is currently managed, are iHM, Americas outdoor advertising and International outdoor advertising. Revenue and expenses earned and charged between segments are recorded at estimated fair value and eliminated in consolidation. The iHM segment provides media and entertainment services via broadcast and digital delivery and also includes the Company’s national syndication business. The Americas outdoor advertising segment consists of operations primarily in the United States and Canada. The International outdoor advertising segment primarily includes operations in Europe, Asia, Australia and Latin America. The Americas outdoor and International outdoor display inventory consists primarily of billboards, street furniture displays and transit displays. The Other category includes the Company’s media representation business as well as other general support services and initiatives which are ancillary to the Company’s other businesses. Corporate includes infrastructure and support, including information technology, human resources, legal, finance and administrative functions of each of the Company’s reportable segments, as well as overall executive, administrative and support functions. Share-based payments are recorded in corporate expenses.

The following table presents the Company’s reportable segment results for the years ended December 31, 2014, 2013 and 2012.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2014
Revenue	$3,161,503	$1,253,190	$1,708,069	$260,920	$-	$(65,149)	$6,318,533
Direct operating expenses	921,089	555,614	1,041,274	24,009	-	(7,621)	2,534,365
Selling, general and administrative expenses	1,052,578	211,969	336,550	143,629	-	(57,518)	1,687,208
Depreciation and amortization	240,868	194,640	207,431	33,543	34,416	-	710,898
Impairment charges	-	-	-	-	24,176	-	24,176
Corporate expenses	-	-	-	-	320,341	(10)	320,331
Other operating income, net	-	-	-	-	40,031	-	40,031
Operating income (loss)	$946,968	$290,967	$122,814	$59,739	$(338,902)	$-	$1,081,586
Intersegment revenues	$10	$3,436	$-	$61,703	$-	$-	$65,149
Segment assets	$7,720,181	$3,527,935	$1,817,237	$277,388	$697,501	$-	$14,040,242
Capital expenditures	$50,403	$97,053	$130,154	$5,744	$34,810	$-	$318,164
Share-based compensation expense	$-	$-	$-	$-	$10,713	$-	$10,713
Year Ended December 31, 2013
Revenue	$3,131,595	$1,290,452	$1,655,738	$227,864	$-	$(62,605)	$6,243,044
Direct operating expenses	942,644	566,669	1,028,059	25,271	-	(8,556)	2,554,087
Selling, general and administrative expenses	1,020,097	220,732	322,840	140,241	-	(54,049)	1,649,861
Depreciation and amortization	262,136	196,597	203,927	39,291	28,877	-	730,828
Impairment charges	-	-	-	-	16,970	-	16,970
Corporate expenses	-	-	-	-	313,514	-	313,514
Other operating income, net	-	-	-	-	22,998	-	22,998
Operating income (loss)	$906,718	$306,454	$100,912	$23,061	$(336,363)	$-	$1,000,782
Intersegment revenues	$-	$2,473	$-	$60,132	$-	$-	$62,605
Segment assets	$7,933,564	$3,693,308	$2,029,687	$534,363	$906,380	$-	$15,097,302
Capital expenditures	$75,742	$88,991	$108,548	$9,933	$41,312	$-	$324,526
Share-based compensation expense	$-	$-	$-	$-	$16,715	$-	$16,715
Year Ended December 31, 2012
Revenue	$3,084,780	$1,279,257	$1,667,687	$281,879	$-	$(66,719)	$6,246,884
Direct operating expenses	882,785	582,340	1,021,152	25,088	-	(12,965)	2,498,400
Selling, general and administrative expenses	993,116	211,245	363,417	152,394	-	(53,754)	1,666,418
Depreciation and amortization	262,409	192,023	205,258	45,568	24,027	-	729,285
Impairment charges	-	-	-	-	37,651	-	37,651
Corporate expenses	-	-	-	-	293,207	-	293,207
Other operating income, net	-	-	-	-	48,127	-	48,127
Operating income (loss)	$946,470	$293,649	$77,860	$58,829	$(306,758)	$-	$1,070,050
Intersegment revenues	$-	$1,175	$80	$65,464	$-	$-	$66,719
Segment assets	$8,061,701	$3,835,235	$2,256,309	$815,435	$1,324,033	$-	$16,292,713
Capital expenditures	$65,821	$117,647	$150,129	$17,438	$39,245	$-	$390,280
Share-based compensation expense	$-	$-	$-	$-	$28,540	$-	$28,540

Revenue of $1.8 billion, $1.7 billion and $1.7 billion derived from the Company’s foreign operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively. Revenue of $4.5 billion, $4.5 billion and $4.5 billion derived from the Company’s U.S. operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively.

Identifiable long-lived assets of $682.7 million, $760.5 million and $805.2 million derived from the Company’s foreign operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively. Identifiable long-lived assets of $2.0 billion, $2.1 billion and $2.2 billion derived from the Company’s U.S. operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively